Employee Benefits - Amounts of Defined Benefit Obligations Affected by Reasonably Possible Changes to Respective Relevant Actuarial Assumptions (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Discount rate for defined benefit obligations [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Defined benefit obligation 1% increase	₩ (178,526)
Defined benefit obligation 1% decrease	211,370
Expected rate of salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Defined benefit obligation 1% increase	220,949
Defined benefit obligation 1% decrease	₩ (188,732)